Document and Entity Information	Mar. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001487371
Document Type	8-K
Document Period End Date	Mar. 12, 2021
Entity Registrant Name	GENMARK DIAGNOSTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34753
Entity Tax Identification Number	27-2053069
Entity Address, Address Line One	5964 La Place Court
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(760)
Local Phone Number	448-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	GNMK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false